SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 1,470,439	$ 428,150
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	3 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	6 months
SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 72,510	50,380
Non-SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	1,397,929	377,770
Rebates and incentives offered by publishers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	84,372	373,508
Net fees from advertisers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 1,386,067	$ 54,642